AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3%
	Australia - 0.8%
789	Rio Tinto Ltd.	$ 77,378
17,310	Stockland	55,984
10,140	Tabcorp Holdings Ltd.	36,894
		170,256
	Bermuda - 1.2%
951	Bunge Ltd.	73,826
7,939	Invesco Ltd.	193,553
		267,379
	Canada - 2.9%
5,354	Bausch Health Companies, Inc. (a)	156,543
1,396	Canadian Imperial Bank of Commerce	162,228
3,285	Canadian Natural Resources Ltd.	108,338
396	Canadian Tire Corp Ltd.	60,887
1,918	National Bank of Canada	146,714
		634,710
	Denmark - 0.7%
30	AP Moller - Maersk A/S	83,287
680	GN Store Nord A/S	59,578
		142,865
	France - 2.4%
7,024	Carrefour S.A.	130,433
1,826	Cie de Saint-Gobain	130,458
8,655	Credit Agricole S.A.	120,694
1,065	Publicis Groupe S.A.	67,210
2,527	Veolia Environnement S.A.	82,944
		531,739
	Germany - 2.6%
1,054	BASF S.E.	82,764
1,072	Bayerische Motoren Werke A.G.	106,626
1,069	Covestro A.G.	68,781
1,478	Daimler A.G.	131,937
1,269	Deutsche Post A.G.	85,938
423	Volkswagen A.G.	103,078
		579,124
AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	Ireland - 4.1%
1,126	Accenture plc	$ 357,708
2,097	Johnson Controls International plc	149,768
4,444	Seagate Technology Holdings plc	390,627
		898,103
	Japan - 7.9%
2,240	Capcom Company Ltd.	61,332
5,040	Dai-ichi Life Holdings, Inc.	92,396
480	Daito Trust Construction Company Ltd.	56,157
1,020	FUJIFILM Holdings Corporation	72,780
590	Fujitsu Ltd.	99,803
13,380	Inpex Corporation	94,483
2,134	ITOCHU Corporation	62,844
7,900	Marubeni Corporation	66,648
3,440	Mitsubishi Heavy Industries Ltd.	98,545
3,498	Mitsui & Company Ltd.	79,665
3,880	Nippon Steel Corporation	66,888
760	Nitto Denko Corporation	56,091
24,168	Nomura Holdings, Inc.	120,697
3,420	Seven & i Holdings Company Ltd.	151,695
10,616	SoftBank Corporation	138,274
6,880	T&D Holdings, Inc.	87,638
600	TDK Corporation	68,009
320	Tokyo Electron Ltd.	130,974
1,500	Toyota Tsusho Corporation	70,251
2,080	Yamato Holdings Company Ltd.	59,699
		1,734,869
	Netherlands - 3.8%
15	Adyen N.V.(a)	40,723
1,168	AerCap Holdings N.V. (a)	61,904
5,867	CNH Industrial N.V.	97,817
11,390	ING Groep N.V.	146,489
1,001	LyondellBasell Industries N.V.	99,429
1,787	NN Group N.V.	88,851
3,202	QIAGEN N.V. (a)	171,583
AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	Netherlands - 3.8% (Continued)
6,460	Stellantis N.V.	$ 124,020
		830,816
	Singapore - 0.2%
14,887	Wilmar International Ltd.	47,824

	Spain - 0.3%
2,460	Endesa S.A.	59,829

	Sweden - 0.6%
281	Evolution Gaming Group A.B.	48,975
2,981	SKF A.B., B Shares	79,271
		128,246
	Switzerland - 2.2%
3,340	ABB Ltd.	122,094
1,160	Logitech International S.A.	126,790
215	Sonova Holding A.G.	84,430
9,116	UBS Group A.G.	150,273
		483,587
	United Kingdom - 6.8%
7,547	3i Group plc	134,258
2,000	Admiral Group plc	94,544
1,703	AstraZeneca plc - ADR	97,480
2,049	AstraZeneca plc	235,541
13,091	BAE Systems plc	104,838
2,700	BHP Group plc	87,242
3,438	British American Tobacco plc	128,129
62,985	BT Group PLC(a)	152,024
5,292	Imperial Brands plc	113,456
11,546	Kingfisher plc	59,139
1,095	Rio Tinto plc	92,883
6,236	Royal Dutch Shell plc	123,100
3,313	SSE plc	66,583
		1,489,217
AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	United States - 62.8%
1,828	3M Company	$ 361,834
4,377	AGNC Investment Corporation	69,463
130	Alleghany Corporation(a)	86,203
4,498	Ally Financial, Inc.	231,017
2,069	Altria Group, Inc.	99,395
1,281	AmerisourceBergen Corporation	156,500
492	Anthem, Inc.	188,933
3,062	Arrow Electronics, Inc. (a)	363,061
242	AutoZone, Inc. (a)	392,904
2,785	Bristol-Myers Squibb Company	189,018
263	Broadridge Financial Solutions, Inc.	45,628
1,957	Cardinal Health, Inc.	116,207
1,477	CDW Corporation/DE	270,808
3,663	CenterPoint Energy, Inc.	93,260
100	Chipotle Mexican Grill, Inc. (a)	186,344
233	Cintas Corporation	91,844
4,665	Citizens Financial Group, Inc.	196,676
3,313	Cognizant Technology Solutions Corporation	243,605
2,499	CVS Health Corporation	205,818
1,022	Darden Restaurants, Inc.	149,089
3,850	Dell Technologies, Inc. (a)	371,988
5,577	Devon Energy Corporation	144,110
1,625	Diamondback Energy, Inc.	125,336
17,602	DISH Network Corporation(a)	737,348
1,795	Dow, Inc.	111,577
8,059	DXC Technology Company(a)	322,199
4,270	eBay, Inc.	291,257
1,455	Emerson Electric Company	146,795
1,814	EOG Resources, Inc.	132,168
1,129	Expeditors International of Washington, Inc.	144,794
564	Extra Space Storage, Inc.	98,216
498	FedEx Corporation	139,415
2,008	Fidelity National Financial, Inc.	89,577
2,257	Gilead Sciences, Inc.	154,131
AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	United States - 62.8% (Continued)
842	HCA Healthcare, Inc.	$ 208,984
2,011	Hologic, Inc. (a)	150,905
11,099	HP, Inc.	320,428
558	Huntington Ingalls Industries, Inc.	114,463
2,192	International Business Machines Corporation	308,984
1,059	International Paper Company	61,168
599	J M Smucker Company	78,535
3,216	Kroger Company	130,891
5,104	L Brands, Inc. (a)	408,678
600	Laboratory Corp of America Holdings(a)	177,690
1,617	Lennar Corporation	170,027
6,464	Lumen Technologies, Inc.	80,606
641	McKesson Corporation	130,655
3,504	Medical Properties Trust, Inc.	73,689
1,632	MetLife, Inc.	94,166
11,584	NortonLifeLock, Inc.	287,515
2,290	NRG Energy, Inc.	94,439
737	Nucor Corporation	76,663
1,979	Omega Healthcare Investors, Inc.	71,798
8,545	Omnicom Group, Inc.	622,247
3,993	Oracle Corporation	347,950
5,450	Pfizer, Inc.	233,314
1,362	Philip Morris International, Inc.	136,322
3,097	PPL Corporation	87,862
3,041	PulteGroup, Inc.	166,860
1,873	Qorvo, Inc. (a)	355,102
284	Regeneron Pharmaceuticals, Inc. (a)	163,189
10,019	Regions Financial Corporation	192,866
498	Snap-on, Inc.	108,554
605	Stanley Black & Decker, Inc.	119,215
4,993	Synchrony Financial	234,771
1,813	Target Corporation	473,284
1,050	Tyson Foods, Inc.	75,033
2,001	UGI Corporation	92,026
AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	United States - 62.8% (Continued)
237	United Rentals, Inc. (a)	$ 78,103
2,967	Verizon Communications, Inc.	165,499
2,698	Western Union Company	62,621
2,148	Weyerhaeuser Company	72,452
698	Whirlpool Corporation	154,635
		13,728,707

	TOTAL COMMON STOCKS (Cost $18,723,949)	21,727,271

	TOTAL INVESTMENTS - 99.3% (Cost $18,723,949)	$ 21,727,271
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	152,474
	NET ASSETS - 100.0%	$ 21,879,745

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europaea

(a)	Non-Income producing security.